Note 13 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward Duration Limit	20 years
Undistributed Earnings of Foreign Subsidiaries	$ 429,173	$ 353,976
Unrecognized Tax Benefits, Ending Balance	148	148
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	148	148
Tax Adjustments, Settlements, and Unusual Provisions	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 38	$ 38
Minimum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period	3 years
Minimum [Member] | Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period	3 years
Maximum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period	4 years
Maximum [Member] | Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period	5 years
Canada and United States [Member] | Minimum [Member]
Tax Credit Carryforward Duration Limit	6 years
Canada and United States [Member] | Maximum [Member]
Tax Credit Carryforward Duration Limit	20 years